Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Entity Registrant Name	UNITED STATES ANTIMONY CORPORATION
Entity Central Index Key	0000101538
Document Type	DEF 14A
Amendment Flag	false